Allocation of Purchase Price Value of Assets Acquired and liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net assets of acquired company	$ 1,592.7
Preliminary Fair Value
Business Acquisition [Line Items]
Identifiable intangible assets	1,986.4
Final Allocation
Business Acquisition [Line Items]
Identifiable intangible assets	1,986.4
TransUnion Corp-Predecessor
Business Acquisition [Line Items]
Goodwill	267.5		275.2	223.7
TransUnion Corp-Predecessor | Preliminary Fair Value
Business Acquisition [Line Items]
Trade accounts receivable	162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill	1,801.5	[1]
All other assets	302.3
Total assets acquired	4,365.5
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(948.7)
Noncontrolling interests	(113.3)
Net assets of acquired company	1,592.7
TransUnion Corp-Predecessor | Final Allocation
Business Acquisition [Line Items]
Trade accounts receivable	162.4
Property and equipment	112.9
Identifiable intangible assets	1,986.4
Goodwill	267.5	[1]
All other assets	302.3
Total assets acquired	4,358.8
Existing debt (including fair value adjustment)	(1,710.8)
All other liabilities	(945.4)
Noncontrolling interests	(109.9)
Net assets of acquired company	$ 1,592.7

[1]	For tax purposes, $128.8 million of goodwill is tax deductible.